DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,724	$ 21,604
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,994	$ 19,108
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,225
Floating Interest Rate Benchmarked Against CORRA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,462
Floating Interest Rate Benchmarked Against EURIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,210
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	933
Floating Interest Rate Benchmarked Against SONIA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 438